Credit Risk - Disclosure of movement in gross exposures and impairment allowance including provisions for loan commitments and financial guarantees (Details) - GBP (£) £ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Reconciliation of ECL movement to impairment charges for the period
Total income statement charges for the period	£ 1,394	£ 1,112	£ 2,279
Financial guarantee contracts
Reconciliation of ECL movement to impairment charges for the period
Recoveries and reimbursements	(42)	(58)
ECL movement on loan commitments and other financial guarantees
Loans and advances at amortised cost
Opening balance	427,367
Closing balance	423,762		427,367
Gross exposure | Retail mortgages
Loans and advances at amortised cost
Opening balance	177,450
Business activity in the period	17,704
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(4,168)
Final repayments	(8,355)
Disposals	(957)
Write-offs	(5)
Closing balance	181,669		177,450
Gross exposure | Retail credit cards
Loans and advances at amortised cost
Opening balance	40,281
Business activity in the period	2,330
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(437)
Final repayments	(206)
Disposals	(250)
Write-offs	(615)
Closing balance	41,103		40,281
Gross exposure | Retail credit cards | Best Egg Inc
Loans and advances at amortised cost
Business activity in the period	101
Gross exposure | Retail other
Loans and advances at amortised cost
Opening balance	14,431
Business activity in the period	3,347
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(665)
Final repayments	(2,219)
Disposals	(21)
Write-offs	(102)
Closing balance	14,771		14,431
Gross exposure | Corporate loans
Loans and advances at amortised cost
Opening balance	134,650
Business activity in the period	21,624
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	1,551
Final repayments	(18,162)
Disposals	(55)
Write-offs	(334)
Closing balance	139,274		134,650
Gross exposure | ECL movement on loan commitments and other financial guarantees
Loans and advances at amortised cost
Opening balance	427,783
Closing balance	424,195		427,783
Gross exposure | ECL movement on other financial assets
Loans and advances at amortised cost
Opening balance	224,100
Closing balance	286,400		224,100
Impairment allowance
Loans and advances at amortised cost
Opening balance	(5,727)
Closing balance	(5,969)		(5,727)
Reconciliation of ECL movement to impairment charges for the period
Recoveries and reimbursements	(108)
ECL charge on assets held for sale	50
Total exchange and other adjustments	(61)
Impairment allowance | Loans and advances
Reconciliation of ECL movement to impairment charges for the period
ECL movement	1,497
Impairment allowance | Retail mortgages
Loans and advances at amortised cost
Opening balance	(117)
Business activity in the period	(3)
Refinements to models used for calculation	1
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(25)
Final repayments	9
Disposals	3
Write-offs	5
Closing balance	(127)		(117)
Reconciliation of ECL movement to impairment charges for the period
ECL movement	18
Impairment allowance | Retail credit cards
Loans and advances at amortised cost
Opening balance	(3,329)
Business activity in the period	(103)
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(878)
Final repayments	65
Disposals	194
Write-offs	615
Closing balance	(3,436)		(3,329)
Reconciliation of ECL movement to impairment charges for the period
ECL movement	916
Impairment allowance | Retail other
Loans and advances at amortised cost
Opening balance	(517)
Business activity in the period	(58)
Refinements to models used for calculation	2
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(107)
Final repayments	26
Disposals	16
Write-offs	102
Closing balance	(536)		(517)
Reconciliation of ECL movement to impairment charges for the period
ECL movement	137
Impairment allowance | Corporate loans
Loans and advances at amortised cost
Opening balance	(1,326)
Business activity in the period	(45)
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(433)
Final repayments	52
Disposals	1
Write-offs	334
Closing balance	(1,417)		(1,326)
Reconciliation of ECL movement to impairment charges for the period
ECL movement	426
Impairment allowance | ECL movement on loan commitments and other financial guarantees
Loans and advances at amortised cost
Opening balance	(416)
Closing balance	(433)		(416)
Reconciliation of ECL movement to impairment charges for the period
ECL movement	17
Impairment allowance | ECL movement on other financial assets
Loans and advances at amortised cost
Opening balance	(150)
Closing balance	(151)		(150)
Reconciliation of ECL movement to impairment charges for the period
ECL movement	1
Impairment allowance | ECL movement on debt securities at amortised cost
Reconciliation of ECL movement to impairment charges for the period
ECL movement	(2)
Transfers from Stage 1 to Stage 2 | Gross exposure | Retail mortgages
Loans and advances at amortised cost
Transfers	0
Transfers from Stage 1 to Stage 2 | Gross exposure | Retail credit cards
Loans and advances at amortised cost
Transfers	0
Transfers from Stage 1 to Stage 2 | Gross exposure | Retail other
Loans and advances at amortised cost
Transfers	0
Transfers from Stage 1 to Stage 2 | Gross exposure | Corporate loans
Loans and advances at amortised cost
Transfers	0
Transfers from Stage 1 to Stage 2 | Impairment allowance | Retail mortgages
Loans and advances at amortised cost
Transfers	0
Transfers from Stage 1 to Stage 2 | Impairment allowance | Retail credit cards
Loans and advances at amortised cost
Transfers	0
Transfers from Stage 1 to Stage 2 | Impairment allowance | Retail other
Loans and advances at amortised cost
Transfers	0
Transfers from Stage 1 to Stage 2 | Impairment allowance | Corporate loans
Loans and advances at amortised cost
Transfers	0
Transfers from Stage 2 to Stage 1 | Gross exposure | Retail mortgages
Loans and advances at amortised cost
Transfers	0
Transfers from Stage 2 to Stage 1 | Gross exposure | Retail credit cards
Loans and advances at amortised cost
Transfers	0
Transfers from Stage 2 to Stage 1 | Gross exposure | Retail other
Loans and advances at amortised cost
Transfers	0
Transfers from Stage 2 to Stage 1 | Gross exposure | Corporate loans
Loans and advances at amortised cost
Transfers	0
Transfers from Stage 2 to Stage 1 | Impairment allowance | Retail mortgages
Loans and advances at amortised cost
Transfers	0
Transfers from Stage 2 to Stage 1 | Impairment allowance | Retail credit cards
Loans and advances at amortised cost
Transfers	0
Transfers from Stage 2 to Stage 1 | Impairment allowance | Retail other
Loans and advances at amortised cost
Transfers	0
Transfers from Stage 2 to Stage 1 | Impairment allowance | Corporate loans
Loans and advances at amortised cost
Transfers	0
Transfers to Stage 3 | Gross exposure | Retail mortgages
Loans and advances at amortised cost
Transfers	0
Transfers to Stage 3 | Gross exposure | Retail credit cards
Loans and advances at amortised cost
Transfers	0
Transfers to Stage 3 | Gross exposure | Retail other
Loans and advances at amortised cost
Transfers	0
Transfers to Stage 3 | Gross exposure | Corporate loans
Loans and advances at amortised cost
Transfers	0
Transfers to Stage 3 | Impairment allowance | Retail mortgages
Loans and advances at amortised cost
Transfers	0
Transfers to Stage 3 | Impairment allowance | Retail credit cards
Loans and advances at amortised cost
Transfers	0
Transfers to Stage 3 | Impairment allowance | Retail other
Loans and advances at amortised cost
Transfers	0
Transfers to Stage 3 | Impairment allowance | Corporate loans
Loans and advances at amortised cost
Transfers	0
Transfers from Stage 3 | Gross exposure | Retail mortgages
Loans and advances at amortised cost
Transfers	0
Transfers from Stage 3 | Gross exposure | Retail credit cards
Loans and advances at amortised cost
Transfers	0
Transfers from Stage 3 | Gross exposure | Retail other
Loans and advances at amortised cost
Transfers	0
Transfers from Stage 3 | Gross exposure | Corporate loans
Loans and advances at amortised cost
Transfers	0
Transfers from Stage 3 | Impairment allowance | Retail mortgages
Loans and advances at amortised cost
Transfers	0
Transfers from Stage 3 | Impairment allowance | Retail credit cards
Loans and advances at amortised cost
Transfers	0
Transfers from Stage 3 | Impairment allowance | Retail other
Loans and advances at amortised cost
Transfers	0
Transfers from Stage 3 | Impairment allowance | Corporate loans
Loans and advances at amortised cost
Transfers	0
Financial assets at amortised cost | Loans and advances
Loans and advances at amortised cost
Opening balance	361,523
Write-offs	(1,056)	(747)
Closing balance	371,301		361,523
Reconciliation of ECL movement to impairment charges for the period
Post write-off recoveries	66	43
Net write-offs	990	£ 704
Financial assets at amortised cost | Retail mortgages
Loans and advances at amortised cost
Opening balance	177,333
Closing balance	181,542		177,333
Financial assets at amortised cost | Retail credit cards
Loans and advances at amortised cost
Opening balance	36,952
Closing balance	37,667		36,952
Financial assets at amortised cost | Retail other
Loans and advances at amortised cost
Opening balance	13,914
Closing balance	14,235		13,914
Financial assets at amortised cost | Corporate loans
Loans and advances at amortised cost
Opening balance	133,324
Closing balance	137,857		133,324
Financial assets at amortised cost | ECL movement on debt securities at amortised cost
Loans and advances at amortised cost
Opening balance	68,475
Closing balance	73,519		68,475
Financial assets at amortised cost | Gross exposure | Loans and advances
Loans and advances at amortised cost
Opening balance	366,812
Closing balance	376,817		366,812
Financial assets at amortised cost | Gross exposure | Retail mortgages
Loans and advances at amortised cost
Opening balance	177,450
Disposals	(957)
Closing balance	181,669		177,450
Financial assets at amortised cost | Gross exposure | Retail credit cards
Loans and advances at amortised cost
Opening balance	40,281
Disposals	(250)
Closing balance	41,103		40,281
Financial assets at amortised cost | Gross exposure | Retail other
Loans and advances at amortised cost
Opening balance	14,431
Disposals	(21)
Closing balance	14,771		14,431
Financial assets at amortised cost | Gross exposure | Corporate loans
Loans and advances at amortised cost
Opening balance	134,650
Disposals	(55)
Closing balance	139,274		134,650
Financial assets at amortised cost | Gross exposure | ECL movement on debt securities at amortised cost
Loans and advances at amortised cost
Opening balance	68,497
Closing balance	73,539		68,497
Financial assets at amortised cost | Impairment allowance | Loans and advances
Loans and advances at amortised cost
Opening balance	(5,289)
Closing balance	(5,516)		(5,289)
Financial assets at amortised cost | Impairment allowance | Retail mortgages
Loans and advances at amortised cost
Opening balance	(117)
Closing balance	(127)		(117)
Financial assets at amortised cost | Impairment allowance | Retail credit cards
Loans and advances at amortised cost
Opening balance	(3,329)
Closing balance	(3,436)		(3,329)
Financial assets at amortised cost | Impairment allowance | Retail other
Loans and advances at amortised cost
Opening balance	(517)
Closing balance	(536)		(517)
Financial assets at amortised cost | Impairment allowance | Corporate loans
Loans and advances at amortised cost
Opening balance	(1,326)
Closing balance	(1,417)		(1,326)
Financial assets at amortised cost | Impairment allowance | ECL movement on debt securities at amortised cost
Loans and advances at amortised cost
Opening balance	(22)
Closing balance	(20)		(22)
Retail other | Gross exposure | Best Egg Inc
Loans and advances at amortised cost
Business activity in the period	122
Stage 1 | ECL movement on loan commitments and other financial guarantees
Loans and advances at amortised cost
Opening balance	410,349
Closing balance	407,044		410,349
Stage 1 | Gross exposure | Retail mortgages
Loans and advances at amortised cost
Opening balance	161,654
Business activity in the period	17,491
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(3,815)
Final repayments	(7,385)
Disposals	(379)
Write-offs	0
Closing balance	165,632		161,654
Stage 1 | Gross exposure | Retail credit cards
Loans and advances at amortised cost
Opening balance	33,723
Business activity in the period	2,163
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(708)
Final repayments	(105)
Disposals	0
Write-offs	0
Closing balance	34,108		33,723
Stage 1 | Gross exposure | Retail other
Loans and advances at amortised cost
Opening balance	12,349
Business activity in the period	3,101
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(845)
Final repayments	(1,806)
Disposals	0
Write-offs	0
Closing balance	12,297		12,349
Stage 1 | Gross exposure | Corporate loans
Loans and advances at amortised cost
Opening balance	120,853
Business activity in the period	21,366
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	1,609
Final repayments	(17,047)
Disposals	(55)
Write-offs	0
Closing balance	125,692		120,853
Stage 1 | Gross exposure | ECL movement on loan commitments and other financial guarantees
Loans and advances at amortised cost
Opening balance	410,493
Closing balance	407,202		410,493
Stage 1 | Gross exposure | ECL movement on other financial assets
Loans and advances at amortised cost
Opening balance	222,400
Closing balance	285,500		222,400
Stage 1 | Impairment allowance
Reconciliation of ECL movement to impairment charges for the period
Recoveries and reimbursements	(13)
Stage 1 | Impairment allowance | Loans and advances
Reconciliation of ECL movement to impairment charges for the period
ECL movement	10
Stage 1 | Impairment allowance | Retail mortgages
Loans and advances at amortised cost
Opening balance	(17)
Business activity in the period	(3)
Refinements to models used for calculation	2
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Final repayments	1
Disposals	0
Write-offs	0
Closing balance	(19)		(17)
Reconciliation of ECL movement to impairment charges for the period
ECL movement	2
Stage 1 | Impairment allowance | Retail credit cards
Loans and advances at amortised cost
Opening balance	(566)
Business activity in the period	(60)
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	314
Final repayments	5
Disposals	0
Write-offs	0
Closing balance	(582)		(566)
Reconciliation of ECL movement to impairment charges for the period
ECL movement	16
Stage 1 | Impairment allowance | Retail other
Loans and advances at amortised cost
Opening balance	(101)
Business activity in the period	(27)
Refinements to models used for calculation	2
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	43
Final repayments	10
Disposals	0
Write-offs	0
Closing balance	(110)		(101)
Reconciliation of ECL movement to impairment charges for the period
ECL movement	9
Stage 1 | Impairment allowance | Corporate loans
Loans and advances at amortised cost
Opening balance	(207)
Business activity in the period	(23)
Refinements to models used for calculation	2
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	49
Final repayments	17
Disposals	1
Write-offs	0
Closing balance	(189)		(207)
Reconciliation of ECL movement to impairment charges for the period
ECL movement	(17)
Stage 1 | Impairment allowance | ECL movement on loan commitments and other financial guarantees
Loans and advances at amortised cost
Opening balance	(144)
Closing balance	(158)		(144)
Reconciliation of ECL movement to impairment charges for the period
ECL movement	14
Stage 1 | Impairment allowance | ECL movement on other financial assets
Loans and advances at amortised cost
Opening balance	(18)
Closing balance	(17)		(18)
Reconciliation of ECL movement to impairment charges for the period
ECL movement	(1)
Stage 1 | Impairment allowance | ECL movement on debt securities at amortised cost
Reconciliation of ECL movement to impairment charges for the period
ECL movement	(2)
Stage 1 | Transfers from Stage 1 to Stage 2 | Gross exposure | Retail mortgages
Loans and advances at amortised cost
Transfers	(5,412)
Stage 1 | Transfers from Stage 1 to Stage 2 | Gross exposure | Retail credit cards
Loans and advances at amortised cost
Transfers	(2,169)
Stage 1 | Transfers from Stage 1 to Stage 2 | Gross exposure | Retail other
Loans and advances at amortised cost
Transfers	(917)
Stage 1 | Transfers from Stage 1 to Stage 2 | Gross exposure | Corporate loans
Loans and advances at amortised cost
Transfers	(2,679)
Stage 1 | Transfers from Stage 1 to Stage 2 | Impairment allowance | Retail mortgages
Loans and advances at amortised cost
Transfers	1
Stage 1 | Transfers from Stage 1 to Stage 2 | Impairment allowance | Retail credit cards
Loans and advances at amortised cost
Transfers	63
Stage 1 | Transfers from Stage 1 to Stage 2 | Impairment allowance | Retail other
Loans and advances at amortised cost
Transfers	8
Stage 1 | Transfers from Stage 1 to Stage 2 | Impairment allowance | Corporate loans
Loans and advances at amortised cost
Transfers	14
Stage 1 | Transfers from Stage 2 to Stage 1 | Gross exposure | Retail mortgages
Loans and advances at amortised cost
Transfers	3,648
Stage 1 | Transfers from Stage 2 to Stage 1 | Gross exposure | Retail credit cards
Loans and advances at amortised cost
Transfers	1,519
Stage 1 | Transfers from Stage 2 to Stage 1 | Gross exposure | Retail other
Loans and advances at amortised cost
Transfers	538
Stage 1 | Transfers from Stage 2 to Stage 1 | Gross exposure | Corporate loans
Loans and advances at amortised cost
Transfers	2,186
Stage 1 | Transfers from Stage 2 to Stage 1 | Impairment allowance | Retail mortgages
Loans and advances at amortised cost
Transfers	(3)
Stage 1 | Transfers from Stage 2 to Stage 1 | Impairment allowance | Retail credit cards
Loans and advances at amortised cost
Transfers	(343)
Stage 1 | Transfers from Stage 2 to Stage 1 | Impairment allowance | Retail other
Loans and advances at amortised cost
Transfers	(46)
Stage 1 | Transfers from Stage 2 to Stage 1 | Impairment allowance | Corporate loans
Loans and advances at amortised cost
Transfers	(37)
Stage 1 | Transfers to Stage 3 | Gross exposure | Retail mortgages
Loans and advances at amortised cost
Transfers	(197)
Stage 1 | Transfers to Stage 3 | Gross exposure | Retail credit cards
Loans and advances at amortised cost
Transfers	(331)
Stage 1 | Transfers to Stage 3 | Gross exposure | Retail other
Loans and advances at amortised cost
Transfers	(124)
Stage 1 | Transfers to Stage 3 | Gross exposure | Corporate loans
Loans and advances at amortised cost
Transfers	(698)
Stage 1 | Transfers to Stage 3 | Impairment allowance | Retail mortgages
Loans and advances at amortised cost
Transfers	0
Stage 1 | Transfers to Stage 3 | Impairment allowance | Retail credit cards
Loans and advances at amortised cost
Transfers	15
Stage 1 | Transfers to Stage 3 | Impairment allowance | Retail other
Loans and advances at amortised cost
Transfers	1
Stage 1 | Transfers to Stage 3 | Impairment allowance | Corporate loans
Loans and advances at amortised cost
Transfers	1
Stage 1 | Transfers from Stage 3 | Gross exposure | Retail mortgages
Loans and advances at amortised cost
Transfers	27
Stage 1 | Transfers from Stage 3 | Gross exposure | Retail credit cards
Loans and advances at amortised cost
Transfers	16
Stage 1 | Transfers from Stage 3 | Gross exposure | Retail other
Loans and advances at amortised cost
Transfers	1
Stage 1 | Transfers from Stage 3 | Gross exposure | Corporate loans
Loans and advances at amortised cost
Transfers	157
Stage 1 | Transfers from Stage 3 | Impairment allowance | Retail mortgages
Loans and advances at amortised cost
Transfers	0
Stage 1 | Transfers from Stage 3 | Impairment allowance | Retail credit cards
Loans and advances at amortised cost
Transfers	(10)
Stage 1 | Transfers from Stage 3 | Impairment allowance | Retail other
Loans and advances at amortised cost
Transfers	0
Stage 1 | Transfers from Stage 3 | Impairment allowance | Corporate loans
Loans and advances at amortised cost
Transfers	(6)
Stage 1 | Financial assets at amortised cost | Loans and advances
Loans and advances at amortised cost
Opening balance	327,688
Closing balance	336,829		327,688
Stage 1 | Financial assets at amortised cost | Retail mortgages
Loans and advances at amortised cost
Opening balance	161,637
Closing balance	165,613		161,637
Stage 1 | Financial assets at amortised cost | Retail credit cards
Loans and advances at amortised cost
Opening balance	33,157
Closing balance	33,526		33,157
Stage 1 | Financial assets at amortised cost | Retail other
Loans and advances at amortised cost
Opening balance	12,248
Closing balance	12,187		12,248
Stage 1 | Financial assets at amortised cost | Corporate loans
Loans and advances at amortised cost
Opening balance	120,646
Closing balance	125,503		120,646
Stage 1 | Financial assets at amortised cost | ECL movement on debt securities at amortised cost
Loans and advances at amortised cost
Opening balance	68,113
Closing balance	72,351		68,113
Stage 1 | Financial assets at amortised cost | Gross exposure | Loans and advances
Loans and advances at amortised cost
Opening balance	328,579
Closing balance	337,729		328,579
Stage 1 | Financial assets at amortised cost | Gross exposure | Retail mortgages
Loans and advances at amortised cost
Opening balance	161,654
Closing balance	165,632		161,654
Stage 1 | Financial assets at amortised cost | Gross exposure | Retail credit cards
Loans and advances at amortised cost
Opening balance	33,723
Closing balance	34,108		33,723
Stage 1 | Financial assets at amortised cost | Gross exposure | Retail other
Loans and advances at amortised cost
Opening balance	12,349
Closing balance	12,297		12,349
Stage 1 | Financial assets at amortised cost | Gross exposure | Corporate loans
Loans and advances at amortised cost
Opening balance	120,853
Closing balance	125,692		120,853
Stage 1 | Financial assets at amortised cost | Gross exposure | ECL movement on debt securities at amortised cost
Loans and advances at amortised cost
Opening balance	68,126
Closing balance	72,362		68,126
Stage 1 | Financial assets at amortised cost | Impairment allowance | Loans and advances
Loans and advances at amortised cost
Opening balance	(891)
Closing balance	(900)		(891)
Stage 1 | Financial assets at amortised cost | Impairment allowance | Retail mortgages
Loans and advances at amortised cost
Opening balance	(17)
Closing balance	(19)		(17)
Stage 1 | Financial assets at amortised cost | Impairment allowance | Retail credit cards
Loans and advances at amortised cost
Opening balance	(566)
Closing balance	(582)		(566)
Stage 1 | Financial assets at amortised cost | Impairment allowance | Retail other
Loans and advances at amortised cost
Opening balance	(101)
Closing balance	(110)		(101)
Stage 1 | Financial assets at amortised cost | Impairment allowance | Corporate loans
Loans and advances at amortised cost
Opening balance	(207)
Closing balance	(189)		(207)
Stage 1 | Financial assets at amortised cost | Impairment allowance | ECL movement on debt securities at amortised cost
Loans and advances at amortised cost
Opening balance	(13)
Closing balance	(11)		(13)
Lifetime expected credit losses | Stage 2 | ECL movement on loan commitments and other financial guarantees
Loans and advances at amortised cost
Opening balance	16,233
Closing balance	15,912		16,233
Lifetime expected credit losses | Stage 2 | Gross exposure | Retail mortgages
Loans and advances at amortised cost
Opening balance	13,829
Business activity in the period	213
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(300)
Final repayments	(760)
Disposals	(420)
Write-offs	0
Closing balance	14,100		13,829
Lifetime expected credit losses | Stage 2 | Gross exposure | Retail credit cards
Loans and advances at amortised cost
Opening balance	4,479
Business activity in the period	164
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	313
Final repayments	(46)
Disposals	0
Write-offs	0
Closing balance	4,865		4,479
Lifetime expected credit losses | Stage 2 | Gross exposure | Retail other
Loans and advances at amortised cost
Opening balance	1,718
Business activity in the period	238
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	143
Final repayments	(325)
Disposals	0
Write-offs	0
Closing balance	2,041		1,718
Lifetime expected credit losses | Stage 2 | Gross exposure | Corporate loans
Loans and advances at amortised cost
Opening balance	10,638
Business activity in the period	214
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	204
Final repayments	(991)
Disposals	0
Write-offs	0
Closing balance	10,388		10,638
Lifetime expected credit losses | Stage 2 | Gross exposure | ECL movement on loan commitments and other financial guarantees
Loans and advances at amortised cost
Opening balance	16,473
Closing balance	16,150		16,473
Lifetime expected credit losses | Stage 2 | Gross exposure | ECL movement on other financial assets
Loans and advances at amortised cost
Opening balance	1,600
Closing balance	800		1,600
Lifetime expected credit losses | Stage 2 | Impairment allowance
Reconciliation of ECL movement to impairment charges for the period
Recoveries and reimbursements	(11)
Lifetime expected credit losses | Stage 2 | Impairment allowance | Loans and advances
Reconciliation of ECL movement to impairment charges for the period
ECL movement	34
Lifetime expected credit losses | Stage 2 | Impairment allowance | Retail mortgages
Loans and advances at amortised cost
Opening balance	(16)
Business activity in the period	0
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(9)
Final repayments	1
Disposals	1
Write-offs	0
Closing balance	(21)		(16)
Reconciliation of ECL movement to impairment charges for the period
ECL movement	6
Lifetime expected credit losses | Stage 2 | Impairment allowance | Retail credit cards
Loans and advances at amortised cost
Opening balance	(1,194)
Business activity in the period	(41)
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(593)
Final repayments	14
Disposals	0
Write-offs	0
Closing balance	(1,215)		(1,194)
Reconciliation of ECL movement to impairment charges for the period
ECL movement	21
Lifetime expected credit losses | Stage 2 | Impairment allowance | Retail other
Loans and advances at amortised cost
Opening balance	(183)
Business activity in the period	(27)
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(49)
Final repayments	7
Disposals	0
Write-offs	0
Closing balance	(190)		(183)
Reconciliation of ECL movement to impairment charges for the period
ECL movement	7
Lifetime expected credit losses | Stage 2 | Impairment allowance | Corporate loans
Loans and advances at amortised cost
Opening balance	(315)
Business activity in the period	(11)
Refinements to models used for calculation	(1)
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(44)
Final repayments	26
Disposals	0
Write-offs	0
Closing balance	(315)		(315)
Reconciliation of ECL movement to impairment charges for the period
ECL movement	0
Lifetime expected credit losses | Stage 2 | Impairment allowance | ECL movement on loan commitments and other financial guarantees
Loans and advances at amortised cost
Opening balance	(240)
Closing balance	(238)		(240)
Reconciliation of ECL movement to impairment charges for the period
ECL movement	(2)
Lifetime expected credit losses | Stage 2 | Impairment allowance | ECL movement on other financial assets
Loans and advances at amortised cost
Opening balance	(8)
Closing balance	(10)		(8)
Reconciliation of ECL movement to impairment charges for the period
ECL movement	2
Lifetime expected credit losses | Stage 2 | Impairment allowance | ECL movement on debt securities at amortised cost
Reconciliation of ECL movement to impairment charges for the period
ECL movement	0
Lifetime expected credit losses | Stage 2 | Transfers from Stage 1 to Stage 2 | Gross exposure | Retail mortgages
Loans and advances at amortised cost
Transfers	5,412
Lifetime expected credit losses | Stage 2 | Transfers from Stage 1 to Stage 2 | Gross exposure | Retail credit cards
Loans and advances at amortised cost
Transfers	2,169
Lifetime expected credit losses | Stage 2 | Transfers from Stage 1 to Stage 2 | Gross exposure | Retail other
Loans and advances at amortised cost
Transfers	917
Lifetime expected credit losses | Stage 2 | Transfers from Stage 1 to Stage 2 | Gross exposure | Corporate loans
Loans and advances at amortised cost
Transfers	2,679
Lifetime expected credit losses | Stage 2 | Transfers from Stage 1 to Stage 2 | Impairment allowance | Retail mortgages
Loans and advances at amortised cost
Transfers	(1)
Lifetime expected credit losses | Stage 2 | Transfers from Stage 1 to Stage 2 | Impairment allowance | Retail credit cards
Loans and advances at amortised cost
Transfers	(63)
Lifetime expected credit losses | Stage 2 | Transfers from Stage 1 to Stage 2 | Impairment allowance | Retail other
Loans and advances at amortised cost
Transfers	(8)
Lifetime expected credit losses | Stage 2 | Transfers from Stage 1 to Stage 2 | Impairment allowance | Corporate loans
Loans and advances at amortised cost
Transfers	(14)
Lifetime expected credit losses | Stage 2 | Transfers from Stage 2 to Stage 1 | Gross exposure | Retail mortgages
Loans and advances at amortised cost
Transfers	(3,648)
Lifetime expected credit losses | Stage 2 | Transfers from Stage 2 to Stage 1 | Gross exposure | Retail credit cards
Loans and advances at amortised cost
Transfers	(1,519)
Lifetime expected credit losses | Stage 2 | Transfers from Stage 2 to Stage 1 | Gross exposure | Retail other
Loans and advances at amortised cost
Transfers	(538)
Lifetime expected credit losses | Stage 2 | Transfers from Stage 2 to Stage 1 | Gross exposure | Corporate loans
Loans and advances at amortised cost
Transfers	(2,186)
Lifetime expected credit losses | Stage 2 | Transfers from Stage 2 to Stage 1 | Impairment allowance | Retail mortgages
Loans and advances at amortised cost
Transfers	3
Lifetime expected credit losses | Stage 2 | Transfers from Stage 2 to Stage 1 | Impairment allowance | Retail credit cards
Loans and advances at amortised cost
Transfers	343
Lifetime expected credit losses | Stage 2 | Transfers from Stage 2 to Stage 1 | Impairment allowance | Retail other
Loans and advances at amortised cost
Transfers	46
Lifetime expected credit losses | Stage 2 | Transfers from Stage 2 to Stage 1 | Impairment allowance | Corporate loans
Loans and advances at amortised cost
Transfers	37
Lifetime expected credit losses | Stage 2 | Transfers to Stage 3 | Gross exposure | Retail mortgages
Loans and advances at amortised cost
Transfers	(300)
Lifetime expected credit losses | Stage 2 | Transfers to Stage 3 | Gross exposure | Retail credit cards
Loans and advances at amortised cost
Transfers	(708)
Lifetime expected credit losses | Stage 2 | Transfers to Stage 3 | Gross exposure | Retail other
Loans and advances at amortised cost
Transfers	(121)
Lifetime expected credit losses | Stage 2 | Transfers to Stage 3 | Gross exposure | Corporate loans
Loans and advances at amortised cost
Transfers	(294)
Lifetime expected credit losses | Stage 2 | Transfers to Stage 3 | Impairment allowance | Retail mortgages
Loans and advances at amortised cost
Transfers	1
Lifetime expected credit losses | Stage 2 | Transfers to Stage 3 | Impairment allowance | Retail credit cards
Loans and advances at amortised cost
Transfers	325
Lifetime expected credit losses | Stage 2 | Transfers to Stage 3 | Impairment allowance | Retail other
Loans and advances at amortised cost
Transfers	27
Lifetime expected credit losses | Stage 2 | Transfers to Stage 3 | Impairment allowance | Corporate loans
Loans and advances at amortised cost
Transfers	19
Lifetime expected credit losses | Stage 2 | Transfers from Stage 3 | Gross exposure | Retail mortgages
Loans and advances at amortised cost
Transfers	74
Lifetime expected credit losses | Stage 2 | Transfers from Stage 3 | Gross exposure | Retail credit cards
Loans and advances at amortised cost
Transfers	13
Lifetime expected credit losses | Stage 2 | Transfers from Stage 3 | Gross exposure | Retail other
Loans and advances at amortised cost
Transfers	9
Lifetime expected credit losses | Stage 2 | Transfers from Stage 3 | Gross exposure | Corporate loans
Loans and advances at amortised cost
Transfers	124
Lifetime expected credit losses | Stage 2 | Transfers from Stage 3 | Impairment allowance | Retail mortgages
Loans and advances at amortised cost
Transfers	(1)
Lifetime expected credit losses | Stage 2 | Transfers from Stage 3 | Impairment allowance | Retail credit cards
Loans and advances at amortised cost
Transfers	(6)
Lifetime expected credit losses | Stage 2 | Transfers from Stage 3 | Impairment allowance | Retail other
Loans and advances at amortised cost
Transfers	(3)
Lifetime expected credit losses | Stage 2 | Transfers from Stage 3 | Impairment allowance | Corporate loans
Loans and advances at amortised cost
Transfers	(12)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Loans and advances
Loans and advances at amortised cost
Opening balance	28,956
Closing balance	29,653		28,956
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Retail mortgages
Loans and advances at amortised cost
Opening balance	13,813
Closing balance	14,079		13,813
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Retail credit cards
Loans and advances at amortised cost
Opening balance	3,285
Closing balance	3,650		3,285
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Retail other
Loans and advances at amortised cost
Opening balance	1,535
Closing balance	1,851		1,535
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Corporate loans
Loans and advances at amortised cost
Opening balance	10,323
Closing balance	10,073		10,323
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | ECL movement on debt securities at amortised cost
Loans and advances at amortised cost
Opening balance	362
Closing balance	1,168		362
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | Loans and advances
Loans and advances at amortised cost
Opening balance	30,664
Closing balance	31,394		30,664
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | Retail mortgages
Loans and advances at amortised cost
Opening balance	13,829
Closing balance	14,100		13,829
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | Retail credit cards
Loans and advances at amortised cost
Opening balance	4,479
Closing balance	4,865		4,479
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | Retail other
Loans and advances at amortised cost
Opening balance	1,718
Closing balance	2,041		1,718
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | Corporate loans
Loans and advances at amortised cost
Opening balance	10,638
Closing balance	10,388		10,638
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | ECL movement on debt securities at amortised cost
Loans and advances at amortised cost
Opening balance	371
Closing balance	1,177		371
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | Loans and advances
Loans and advances at amortised cost
Opening balance	(1,708)
Closing balance	(1,741)		(1,708)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | Retail mortgages
Loans and advances at amortised cost
Opening balance	(16)
Closing balance	(21)		(16)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | Retail credit cards
Loans and advances at amortised cost
Opening balance	(1,194)
Closing balance	(1,215)		(1,194)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | Retail other
Loans and advances at amortised cost
Opening balance	(183)
Closing balance	(190)		(183)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | Corporate loans
Loans and advances at amortised cost
Opening balance	(315)
Closing balance	(315)		(315)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | ECL movement on debt securities at amortised cost
Loans and advances at amortised cost
Opening balance	(9)
Closing balance	(9)		(9)
Lifetime expected credit losses | Stage 3 excluding POCI | ECL movement on loan commitments and other financial guarantees
Loans and advances at amortised cost
Opening balance	780
Closing balance	801		780
Lifetime expected credit losses | Stage 3 excluding POCI | Gross exposure | Retail mortgages
Loans and advances at amortised cost
Opening balance	1,967
Business activity in the period	0
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(53)
Final repayments	(210)
Disposals	(158)
Write-offs	(5)
Closing balance	1,937		1,967
Lifetime expected credit losses | Stage 3 excluding POCI | Gross exposure | Retail credit cards
Loans and advances at amortised cost
Opening balance	2,055
Business activity in the period	3
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(31)
Final repayments	(55)
Disposals	(250)
Write-offs	(615)
Closing balance	2,117		2,055
Lifetime expected credit losses | Stage 3 excluding POCI | Gross exposure | Retail other
Loans and advances at amortised cost
Opening balance	349
Business activity in the period	8
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	44
Final repayments	(88)
Disposals	(21)
Write-offs	(102)
Closing balance	425		349
Lifetime expected credit losses | Stage 3 excluding POCI | Gross exposure | Corporate loans
Loans and advances at amortised cost
Opening balance	3,159
Business activity in the period	44
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(262)
Final repayments	(124)
Disposals	0
Write-offs	(334)
Closing balance	3,194		3,159
Lifetime expected credit losses | Stage 3 excluding POCI | Gross exposure | ECL movement on loan commitments and other financial guarantees
Loans and advances at amortised cost
Opening balance	812
Closing balance	838		812
Lifetime expected credit losses | Stage 3 excluding POCI | Impairment allowance
Reconciliation of ECL movement to impairment charges for the period
Recoveries and reimbursements	(84)
Lifetime expected credit losses | Stage 3 excluding POCI | Impairment allowance | Loans and advances
Reconciliation of ECL movement to impairment charges for the period
ECL movement	1,453
Lifetime expected credit losses | Stage 3 excluding POCI | Impairment allowance | Retail mortgages
Loans and advances at amortised cost
Opening balance	(84)
Business activity in the period	0
Refinements to models used for calculation	(1)
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(16)
Final repayments	7
Disposals	2
Write-offs	5
Closing balance	(87)		(84)
Reconciliation of ECL movement to impairment charges for the period
ECL movement	10
Lifetime expected credit losses | Stage 3 excluding POCI | Impairment allowance | Retail credit cards
Loans and advances at amortised cost
Opening balance	(1,569)
Business activity in the period	(2)
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(599)
Final repayments	46
Disposals	194
Write-offs	615
Closing balance	(1,639)		(1,569)
Reconciliation of ECL movement to impairment charges for the period
ECL movement	879
Lifetime expected credit losses | Stage 3 excluding POCI | Impairment allowance | Retail other
Loans and advances at amortised cost
Opening balance	(233)
Business activity in the period	(4)
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(101)
Final repayments	9
Disposals	16
Write-offs	102
Closing balance	(236)		(233)
Reconciliation of ECL movement to impairment charges for the period
ECL movement	121
Lifetime expected credit losses | Stage 3 excluding POCI | Impairment allowance | Corporate loans
Loans and advances at amortised cost
Opening balance	(804)
Business activity in the period	(11)
Refinements to models used for calculation	(1)
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(438)
Final repayments	9
Disposals	0
Write-offs	334
Closing balance	(913)		(804)
Reconciliation of ECL movement to impairment charges for the period
ECL movement	443
Lifetime expected credit losses | Stage 3 excluding POCI | Impairment allowance | ECL movement on loan commitments and other financial guarantees
Loans and advances at amortised cost
Opening balance	(32)
Closing balance	(37)		(32)
Reconciliation of ECL movement to impairment charges for the period
ECL movement	5
Lifetime expected credit losses | Stage 3 excluding POCI | Impairment allowance | ECL movement on other financial assets
Reconciliation of ECL movement to impairment charges for the period
ECL movement	0
Lifetime expected credit losses | Stage 3 excluding POCI | Impairment allowance | ECL movement on debt securities at amortised cost
Reconciliation of ECL movement to impairment charges for the period
ECL movement	0
Lifetime expected credit losses | Stage 3 excluding POCI | Transfers from Stage 1 to Stage 2 | Gross exposure | Retail mortgages
Loans and advances at amortised cost
Transfers	0
Lifetime expected credit losses | Stage 3 excluding POCI | Transfers from Stage 1 to Stage 2 | Gross exposure | Retail credit cards
Loans and advances at amortised cost
Transfers	0
Lifetime expected credit losses | Stage 3 excluding POCI | Transfers from Stage 1 to Stage 2 | Gross exposure | Retail other
Loans and advances at amortised cost
Transfers	0
Lifetime expected credit losses | Stage 3 excluding POCI | Transfers from Stage 1 to Stage 2 | Gross exposure | Corporate loans
Loans and advances at amortised cost
Transfers	0
Lifetime expected credit losses | Stage 3 excluding POCI | Transfers from Stage 1 to Stage 2 | Impairment allowance | Retail mortgages
Loans and advances at amortised cost
Transfers	0
Lifetime expected credit losses | Stage 3 excluding POCI | Transfers from Stage 1 to Stage 2 | Impairment allowance | Retail credit cards
Loans and advances at amortised cost
Transfers	0
Lifetime expected credit losses | Stage 3 excluding POCI | Transfers from Stage 1 to Stage 2 | Impairment allowance | Retail other
Loans and advances at amortised cost
Transfers	0
Lifetime expected credit losses | Stage 3 excluding POCI | Transfers from Stage 1 to Stage 2 | Impairment allowance | Corporate loans
Loans and advances at amortised cost
Transfers	0
Lifetime expected credit losses | Stage 3 excluding POCI | Transfers from Stage 2 to Stage 1 | Gross exposure | Retail mortgages
Loans and advances at amortised cost
Transfers	0
Lifetime expected credit losses | Stage 3 excluding POCI | Transfers from Stage 2 to Stage 1 | Gross exposure | Retail credit cards
Loans and advances at amortised cost
Transfers	0
Lifetime expected credit losses | Stage 3 excluding POCI | Transfers from Stage 2 to Stage 1 | Gross exposure | Retail other
Loans and advances at amortised cost
Transfers	0
Lifetime expected credit losses | Stage 3 excluding POCI | Transfers from Stage 2 to Stage 1 | Gross exposure | Corporate loans
Loans and advances at amortised cost
Transfers	0
Lifetime expected credit losses | Stage 3 excluding POCI | Transfers from Stage 2 to Stage 1 | Impairment allowance | Retail mortgages
Loans and advances at amortised cost
Transfers	0
Lifetime expected credit losses | Stage 3 excluding POCI | Transfers from Stage 2 to Stage 1 | Impairment allowance | Retail credit cards
Loans and advances at amortised cost
Transfers	0
Lifetime expected credit losses | Stage 3 excluding POCI | Transfers from Stage 2 to Stage 1 | Impairment allowance | Retail other
Loans and advances at amortised cost
Transfers	0
Lifetime expected credit losses | Stage 3 excluding POCI | Transfers from Stage 2 to Stage 1 | Impairment allowance | Corporate loans
Loans and advances at amortised cost
Transfers	0
Lifetime expected credit losses | Stage 3 excluding POCI | Transfers to Stage 3 | Gross exposure | Retail mortgages
Loans and advances at amortised cost
Transfers	497
Lifetime expected credit losses | Stage 3 excluding POCI | Transfers to Stage 3 | Gross exposure | Retail credit cards
Loans and advances at amortised cost
Transfers	1,039
Lifetime expected credit losses | Stage 3 excluding POCI | Transfers to Stage 3 | Gross exposure | Retail other
Loans and advances at amortised cost
Transfers	245
Lifetime expected credit losses | Stage 3 excluding POCI | Transfers to Stage 3 | Gross exposure | Corporate loans
Loans and advances at amortised cost
Transfers	992
Lifetime expected credit losses | Stage 3 excluding POCI | Transfers to Stage 3 | Impairment allowance | Retail mortgages
Loans and advances at amortised cost
Transfers	(1)
Lifetime expected credit losses | Stage 3 excluding POCI | Transfers to Stage 3 | Impairment allowance | Retail credit cards
Loans and advances at amortised cost
Transfers	(340)
Lifetime expected credit losses | Stage 3 excluding POCI | Transfers to Stage 3 | Impairment allowance | Retail other
Loans and advances at amortised cost
Transfers	(28)
Lifetime expected credit losses | Stage 3 excluding POCI | Transfers to Stage 3 | Impairment allowance | Corporate loans
Loans and advances at amortised cost
Transfers	(20)
Lifetime expected credit losses | Stage 3 excluding POCI | Transfers from Stage 3 | Gross exposure | Retail mortgages
Loans and advances at amortised cost
Transfers	(101)
Lifetime expected credit losses | Stage 3 excluding POCI | Transfers from Stage 3 | Gross exposure | Retail credit cards
Loans and advances at amortised cost
Transfers	(29)
Lifetime expected credit losses | Stage 3 excluding POCI | Transfers from Stage 3 | Gross exposure | Retail other
Loans and advances at amortised cost
Transfers	(10)
Lifetime expected credit losses | Stage 3 excluding POCI | Transfers from Stage 3 | Gross exposure | Corporate loans
Loans and advances at amortised cost
Transfers	(281)
Lifetime expected credit losses | Stage 3 excluding POCI | Transfers from Stage 3 | Impairment allowance | Retail mortgages
Loans and advances at amortised cost
Transfers	1
Lifetime expected credit losses | Stage 3 excluding POCI | Transfers from Stage 3 | Impairment allowance | Retail credit cards
Loans and advances at amortised cost
Transfers	16
Lifetime expected credit losses | Stage 3 excluding POCI | Transfers from Stage 3 | Impairment allowance | Retail other
Loans and advances at amortised cost
Transfers	3
Lifetime expected credit losses | Stage 3 excluding POCI | Transfers from Stage 3 | Impairment allowance | Corporate loans
Loans and advances at amortised cost
Transfers	18
Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Loans and advances
Loans and advances at amortised cost
Opening balance	4,840
Closing balance	4,798		4,840
Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Retail mortgages
Loans and advances at amortised cost
Opening balance	1,883
Closing balance	1,850		1,883
Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Retail credit cards
Loans and advances at amortised cost
Opening balance	486
Closing balance	478		486
Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Retail other
Loans and advances at amortised cost
Opening balance	116
Closing balance	189		116
Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Corporate loans
Loans and advances at amortised cost
Opening balance	2,355
Closing balance	2,281		2,355
Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | ECL movement on debt securities at amortised cost
Loans and advances at amortised cost
Opening balance	0
Closing balance	0		0
Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Gross exposure | Loans and advances
Loans and advances at amortised cost
Opening balance	7,530
Closing balance	7,673		7,530
Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Gross exposure | Retail mortgages
Loans and advances at amortised cost
Opening balance	1,967
Closing balance	1,937		1,967
Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Gross exposure | Retail credit cards
Loans and advances at amortised cost
Opening balance	2,055
Closing balance	2,117		2,055
Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Gross exposure | Retail other
Loans and advances at amortised cost
Opening balance	349
Closing balance	425		349
Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Gross exposure | Corporate loans
Loans and advances at amortised cost
Opening balance	3,159
Closing balance	3,194		3,159
Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Gross exposure | ECL movement on debt securities at amortised cost
Loans and advances at amortised cost
Opening balance	0
Closing balance	0		0
Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Impairment allowance | Loans and advances
Loans and advances at amortised cost
Opening balance	(2,690)
Closing balance	(2,875)		(2,690)
Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Impairment allowance | Retail mortgages
Loans and advances at amortised cost
Opening balance	(84)
Closing balance	(87)		(84)
Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Impairment allowance | Retail credit cards
Loans and advances at amortised cost
Opening balance	(1,569)
Closing balance	(1,639)		(1,569)
Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Impairment allowance | Retail other
Loans and advances at amortised cost
Opening balance	(233)
Closing balance	(236)		(233)
Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Impairment allowance | Corporate loans
Loans and advances at amortised cost
Opening balance	(804)
Closing balance	(913)		(804)
Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Impairment allowance | ECL movement on debt securities at amortised cost
Loans and advances at amortised cost
Opening balance	0
Closing balance	0		0
Lifetime expected credit losses | Stage 3 POCI | ECL movement on loan commitments and other financial guarantees
Loans and advances at amortised cost
Opening balance	5
Closing balance	5		5
Lifetime expected credit losses | Stage 3 POCI | Gross exposure | Retail mortgages
Loans and advances at amortised cost
Opening balance	0
Business activity in the period	0
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Final repayments	0
Disposals	0
Write-offs	0
Closing balance	0		0
Lifetime expected credit losses | Stage 3 POCI | Gross exposure | Retail credit cards
Loans and advances at amortised cost
Opening balance	24
Business activity in the period	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(11)
Final repayments	0
Disposals	0
Write-offs	0
Closing balance	13		24
Lifetime expected credit losses | Stage 3 POCI | Gross exposure | Retail other
Loans and advances at amortised cost
Opening balance	15
Business activity in the period	0
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(7)
Final repayments	0
Disposals	0
Write-offs	0
Closing balance	8		15
Lifetime expected credit losses | Stage 3 POCI | Gross exposure | Corporate loans
Loans and advances at amortised cost
Opening balance	0
Business activity in the period	0
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Final repayments	0
Disposals	0
Write-offs	0
Closing balance	0		0
Lifetime expected credit losses | Stage 3 POCI | Gross exposure | ECL movement on loan commitments and other financial guarantees
Loans and advances at amortised cost
Opening balance	5
Closing balance	5		5
Lifetime expected credit losses | Stage 3 POCI | Impairment allowance
Reconciliation of ECL movement to impairment charges for the period
Recoveries and reimbursements	0
Lifetime expected credit losses | Stage 3 POCI | Impairment allowance | Loans and advances
Reconciliation of ECL movement to impairment charges for the period
ECL movement	0
Lifetime expected credit losses | Stage 3 POCI | Impairment allowance | Retail mortgages
Loans and advances at amortised cost
Opening balance	0
Business activity in the period	0
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Final repayments	0
Disposals	0
Write-offs	0
Closing balance	0		0
Reconciliation of ECL movement to impairment charges for the period
ECL movement	0
Lifetime expected credit losses | Stage 3 POCI | Impairment allowance | Retail credit cards
Loans and advances at amortised cost
Opening balance	0
Business activity in the period	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Final repayments	0
Disposals	0
Write-offs	0
Closing balance	0		0
Reconciliation of ECL movement to impairment charges for the period
ECL movement	0
Lifetime expected credit losses | Stage 3 POCI | Impairment allowance | Retail other
Loans and advances at amortised cost
Opening balance	0
Business activity in the period	0
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Final repayments	0
Disposals	0
Write-offs	0
Closing balance	0		0
Reconciliation of ECL movement to impairment charges for the period
ECL movement	0
Lifetime expected credit losses | Stage 3 POCI | Impairment allowance | Corporate loans
Loans and advances at amortised cost
Opening balance	0
Business activity in the period	0
Refinements to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Final repayments	0
Disposals	0
Write-offs	0
Closing balance	0		0
Reconciliation of ECL movement to impairment charges for the period
ECL movement	0
Lifetime expected credit losses | Stage 3 POCI | Impairment allowance | ECL movement on loan commitments and other financial guarantees
Loans and advances at amortised cost
Opening balance	0
Closing balance	0		0
Reconciliation of ECL movement to impairment charges for the period
ECL movement	0
Lifetime expected credit losses | Stage 3 POCI | Impairment allowance | ECL movement on other financial assets
Reconciliation of ECL movement to impairment charges for the period
ECL movement	0
Lifetime expected credit losses | Stage 3 POCI | Impairment allowance | ECL movement on debt securities at amortised cost
Reconciliation of ECL movement to impairment charges for the period
ECL movement	0
Lifetime expected credit losses | Stage 3 POCI | Transfers from Stage 1 to Stage 2 | Gross exposure | Retail mortgages
Loans and advances at amortised cost
Transfers	0
Lifetime expected credit losses | Stage 3 POCI | Transfers from Stage 1 to Stage 2 | Gross exposure | Retail credit cards
Loans and advances at amortised cost
Transfers	0
Lifetime expected credit losses | Stage 3 POCI | Transfers from Stage 1 to Stage 2 | Gross exposure | Retail other
Loans and advances at amortised cost
Transfers	0
Lifetime expected credit losses | Stage 3 POCI | Transfers from Stage 1 to Stage 2 | Gross exposure | Corporate loans
Loans and advances at amortised cost
Transfers	0
Lifetime expected credit losses | Stage 3 POCI | Transfers from Stage 1 to Stage 2 | Impairment allowance | Retail mortgages
Loans and advances at amortised cost
Transfers	0
Lifetime expected credit losses | Stage 3 POCI | Transfers from Stage 1 to Stage 2 | Impairment allowance | Retail credit cards
Loans and advances at amortised cost
Transfers	0
Lifetime expected credit losses | Stage 3 POCI | Transfers from Stage 1 to Stage 2 | Impairment allowance | Retail other
Loans and advances at amortised cost
Transfers	0
Lifetime expected credit losses | Stage 3 POCI | Transfers from Stage 1 to Stage 2 | Impairment allowance | Corporate loans
Loans and advances at amortised cost
Transfers	0
Lifetime expected credit losses | Stage 3 POCI | Transfers from Stage 2 to Stage 1 | Gross exposure | Retail mortgages
Loans and advances at amortised cost
Transfers	0
Lifetime expected credit losses | Stage 3 POCI | Transfers from Stage 2 to Stage 1 | Gross exposure | Retail credit cards
Loans and advances at amortised cost
Transfers	0
Lifetime expected credit losses | Stage 3 POCI | Transfers from Stage 2 to Stage 1 | Gross exposure | Retail other
Loans and advances at amortised cost
Transfers	0
Lifetime expected credit losses | Stage 3 POCI | Transfers from Stage 2 to Stage 1 | Gross exposure | Corporate loans
Loans and advances at amortised cost
Transfers	0
Lifetime expected credit losses | Stage 3 POCI | Transfers from Stage 2 to Stage 1 | Impairment allowance | Retail mortgages
Loans and advances at amortised cost
Transfers	0
Lifetime expected credit losses | Stage 3 POCI | Transfers from Stage 2 to Stage 1 | Impairment allowance | Retail credit cards
Loans and advances at amortised cost
Transfers	0
Lifetime expected credit losses | Stage 3 POCI | Transfers from Stage 2 to Stage 1 | Impairment allowance | Retail other
Loans and advances at amortised cost
Transfers	0
Lifetime expected credit losses | Stage 3 POCI | Transfers from Stage 2 to Stage 1 | Impairment allowance | Corporate loans
Loans and advances at amortised cost
Transfers	0
Lifetime expected credit losses | Stage 3 POCI | Transfers to Stage 3 | Gross exposure | Retail mortgages
Loans and advances at amortised cost
Transfers	0
Lifetime expected credit losses | Stage 3 POCI | Transfers to Stage 3 | Gross exposure | Retail credit cards
Loans and advances at amortised cost
Transfers	0
Lifetime expected credit losses | Stage 3 POCI | Transfers to Stage 3 | Gross exposure | Retail other
Loans and advances at amortised cost
Transfers	0
Lifetime expected credit losses | Stage 3 POCI | Transfers to Stage 3 | Gross exposure | Corporate loans
Loans and advances at amortised cost
Transfers	0
Lifetime expected credit losses | Stage 3 POCI | Transfers to Stage 3 | Impairment allowance | Retail mortgages
Loans and advances at amortised cost
Transfers	0
Lifetime expected credit losses | Stage 3 POCI | Transfers to Stage 3 | Impairment allowance | Retail credit cards
Loans and advances at amortised cost
Transfers	0
Lifetime expected credit losses | Stage 3 POCI | Transfers to Stage 3 | Impairment allowance | Retail other
Loans and advances at amortised cost
Transfers	0
Lifetime expected credit losses | Stage 3 POCI | Transfers to Stage 3 | Impairment allowance | Corporate loans
Loans and advances at amortised cost
Transfers	0
Lifetime expected credit losses | Stage 3 POCI | Transfers from Stage 3 | Gross exposure | Retail mortgages
Loans and advances at amortised cost
Transfers	0
Lifetime expected credit losses | Stage 3 POCI | Transfers from Stage 3 | Gross exposure | Retail credit cards
Loans and advances at amortised cost
Transfers	0
Lifetime expected credit losses | Stage 3 POCI | Transfers from Stage 3 | Gross exposure | Retail other
Loans and advances at amortised cost
Transfers	0
Lifetime expected credit losses | Stage 3 POCI | Transfers from Stage 3 | Gross exposure | Corporate loans
Loans and advances at amortised cost
Transfers	0
Lifetime expected credit losses | Stage 3 POCI | Transfers from Stage 3 | Impairment allowance | Retail mortgages
Loans and advances at amortised cost
Transfers	0
Lifetime expected credit losses | Stage 3 POCI | Transfers from Stage 3 | Impairment allowance | Retail credit cards
Loans and advances at amortised cost
Transfers	0
Lifetime expected credit losses | Stage 3 POCI | Transfers from Stage 3 | Impairment allowance | Retail other
Loans and advances at amortised cost
Transfers	0
Lifetime expected credit losses | Stage 3 POCI | Transfers from Stage 3 | Impairment allowance | Corporate loans
Loans and advances at amortised cost
Transfers	0
Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Loans and advances
Loans and advances at amortised cost
Opening balance	39
Closing balance	21		39
Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Retail mortgages
Loans and advances at amortised cost
Opening balance	0
Closing balance	0		0
Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Retail credit cards
Loans and advances at amortised cost
Opening balance	24
Closing balance	13		24
Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Retail other
Loans and advances at amortised cost
Opening balance	15
Closing balance	8		15
Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Corporate loans
Loans and advances at amortised cost
Opening balance	0
Closing balance	0		0
Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | ECL movement on debt securities at amortised cost
Loans and advances at amortised cost
Opening balance	0
Closing balance	0		0
Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Gross exposure | Loans and advances
Loans and advances at amortised cost
Opening balance	39
Closing balance	21		39
Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Gross exposure | Retail mortgages
Loans and advances at amortised cost
Opening balance	0
Closing balance	0		0
Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Gross exposure | Retail credit cards
Loans and advances at amortised cost
Opening balance	24
Closing balance	13		24
Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Gross exposure | Retail other
Loans and advances at amortised cost
Opening balance	15
Closing balance	8		15
Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Gross exposure | Corporate loans
Loans and advances at amortised cost
Opening balance	0
Closing balance	0		0
Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Gross exposure | ECL movement on debt securities at amortised cost
Loans and advances at amortised cost
Opening balance	0
Closing balance	0		0
Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Impairment allowance | Loans and advances
Loans and advances at amortised cost
Opening balance	0
Closing balance	0		0
Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Impairment allowance | Retail mortgages
Loans and advances at amortised cost
Opening balance	0
Closing balance	0		0
Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Impairment allowance | Retail credit cards
Loans and advances at amortised cost
Opening balance	0
Closing balance	0		0
Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Impairment allowance | Retail other
Loans and advances at amortised cost
Opening balance	0
Closing balance	0		0
Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Impairment allowance | Corporate loans
Loans and advances at amortised cost
Opening balance	0
Closing balance	0		0
Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Impairment allowance | ECL movement on debt securities at amortised cost
Loans and advances at amortised cost
Opening balance	0
Closing balance	£ 0		£ 0